Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	MML Series Investment Fund II
Central Index Key	0001317146
Amendment Flag	false
Document Creation Date	Jul 16, 2012
Document Effective Date	Jul 16, 2012
Prospectus Date	May 1, 2012

MML SERIES INVESTMENT FUND II
Supplement dated July 16, 2012 to the
Prospectus dated May 1, 2012 and the
MML Strategic Emerging Markets Fund Summary Prospectus dated May 1, 2012

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information found in the last sentence of the second paragraph in the section titled Principal Investment Strategies for the MML Strategic Emerging Markets Fund (on pages 39-40 in the Prospectus) is hereby deleted:

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund.

The following Principal Risk for the MML Strategic Emerging Markets Fund is hereby deleted (on page 41 in the Prospectus):

Non-Diversification Risk.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MML Series Investment Fund II
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	mmlsif_Supplement

MML SERIES INVESTMENT FUND II
Supplement dated July 16, 2012 to the
Prospectus dated May 1, 2012 and the
MML Strategic Emerging Markets Fund Summary Prospectus dated May 1, 2012

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information found in the last sentence of the second paragraph in the section titled Principal Investment Strategies for the MML Strategic Emerging Markets Fund (on pages 39-40 in the Prospectus) is hereby deleted:

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund.

The following Principal Risk for the MML Strategic Emerging Markets Fund is hereby deleted (on page 41 in the Prospectus):

Non-Diversification Risk.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML Strategic Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmlsif_Supplement

MML SERIES INVESTMENT FUND II
Supplement dated July 16, 2012 to the
Prospectus dated May 1, 2012 and the
MML Strategic Emerging Markets Fund Summary Prospectus dated May 1, 2012

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information found in the last sentence of the second paragraph in the section titled Principal Investment Strategies for the MML Strategic Emerging Markets Fund (on pages 39-40 in the Prospectus) is hereby deleted:

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund.

The following Principal Risk for the MML Strategic Emerging Markets Fund is hereby deleted (on page 41 in the Prospectus):

Non-Diversification Risk.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MML Series Investment Fund II
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 16, 2012